Other Comprehensive Income/(Loss) Narrative (Detail) (ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) [Member]
Comprehensive Income (Loss) [Line Items]
Unrealized holding gains on derivative financials instruments	$ 21
Actuarial losses related to benefit plan obligations and plan assets and other benefit plan items	466
Prior service credits related primarily to benefit plan amendments	$ 75